Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Assets Measured on a Recurring Basis (Details) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, December 31, 2017	$ 0
Transfers from Level 2	13
Paid-in-kind dividends	1
Total	114
Fair Value, Measurements, Recurring | Accounting Standards Update 2016-01
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of assets associated with the adoption of ASU 2016-01	100
Fair Value, Measurements, Recurring | Other long-term investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, December 31, 2017	0
Transfers from Level 2	0
Paid-in-kind dividends	1
Total	101
Fair Value, Measurements, Recurring | Other long-term investments | Accounting Standards Update 2016-01
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of assets associated with the adoption of ASU 2016-01	100
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, December 31, 2017	0
Transfers from Level 2	13
Paid-in-kind dividends	0
Total	13
Fair Value, Measurements, Recurring | Corporate debt securities | Accounting Standards Update 2016-01
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of assets associated with the adoption of ASU 2016-01	$ 0
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, discount rate	8.00%